Income Taxes (Schedule Of Global Tax Activities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	$ 991,488		$ 309,363		$ (79,535)
Tax variance as a result of global activities	(116,277)	[1]	(51,544)	[1]	27,952	[1]
Income (Loss) arising from non-taxable items	(74,590)		1,428	[2]	234,414
Income from continuing operations before income tax	916,898		310,791		154,879
The Netherlands [Member]
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	26,081		22,106		12,596
Local statutory tax rate	25.00%	[3]	25.00%	[3]	25.00%	[3]
Variance to Dutch statutory tax rate of 25.0%	0.00%		0.00%		0.00%
Ireland [Member]
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	694,605		135,424		29,486
Local statutory tax rate	12.50%	[3]	12.50%	[3]	12.50%	[3]
Variance to Dutch statutory tax rate of 25.0%	(12.50%)		(12.50%)		(12.50%)
Tax variance as a result of global activities	(86,826)	[1]	(16,928)	[1]	(3,686)	[1]
United States Of America [Member]
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	95,585		10,354		5,586
Local statutory tax rate	38.30%	[3]	35.60%	[3]	36.20%	[3]
Variance to Dutch statutory tax rate of 25.0%	13.30%		10.60%		11.20%
Tax variance as a result of global activities	12,713	[1]	1,098	[1]	626	[1]
Sweden [Member]
Income Tax Disclosure [Line Items]
Pre-tax income (loss)			(1,848)		(4,220)
Local statutory tax rate			18.60%	[3]	18.60%	[3]
Variance to Dutch statutory tax rate of 25.0%			(6.40%)		(6.40%)
Tax variance as a result of global activities			118	[1]	266	[1]
Isle Of Man [Member]
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	167,689		143,327		(122,983)
Local statutory tax rate	0.00%	[3]	0.00%	[3]	0.00%	[3]
Variance to Dutch statutory tax rate of 25.0%	(25.00%)		(25.00%)		(25.00%)
Tax variance as a result of global activities	(41,922)	[1]	(35,832)	[1]	30,746	[1]
Other [Member]
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	7,528
Local statutory tax rate	23.00%	[3]
Variance to Dutch statutory tax rate of 25.0%	(2.00%)
Tax variance as a result of global activities	$ (242)	[1]

[1]	(b)The tax variance as a result of global activities is mainly caused by our operations in countries with a lower statutory tax rate than the statutory tax rate in The Netherlands
[2]	(c)The 2014 non-taxable income primarily relates to the non-deductible intercompany interest allocated to the US, non-deductible share based compensation in the Netherlands and the non-deductible transaction cost from the ILFC Transaction. The 2012 non- taxable income included an imputed gain for tax purposes that offsets all remaining taxable losses for the period 2006 through 2012 in The Netherlands. This offset of the taxable losses was already foreseen in the Dutch filing position and included in the valuation allowance of previous years. The imputed gain results from a revaluation of the tax asset base as well as the retrospective revisions of certain intercompany obligations between The Netherlands and Isle of Man jurisdictions.
[3]	(a)The local statutory income tax expense for our significant tax jurisdictions (The Netherlands, Ireland, the United States of America and Isle of Man) does not differ from the actual income tax expense.